TAXES ON INCOME - Disclosure of detailed information about deferred taxes (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets [line items]
Deferred tax assets, net	$ 763	$ 16
Deferred tax liabilities	1,332	6,591
Deferred tax liabilities, net	(569)	(6,575)
Deferred tax assets [Member]
Disclosure of financial assets [line items]
Deferred tax assets, net	763	16
Deferred tax assets [Member] | Carryforward tax losses and other [Member]
Disclosure of financial assets [line items]
Deferred tax assets, net	731	2
Deferred tax assets [Member] | Other deferred tax assests [Member]
Disclosure of financial assets [line items]
Deferred tax assets, net	32	14
Deferred tax liabilities [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	1,332	6,591
Deferred tax liabilities [Member] | Inventory and biological assets [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	0	863
Deferred tax liabilities [Member] | Intangible assets [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	1,285	5,721
Deferred tax liabilities [Member] | Other [Member]
Disclosure of financial assets [line items]
Deferred tax liabilities	$ 47	$ 7